Note 7 - Other Operating Income/(Expenses) (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Government grants/NPV of long term fiscal incentives	R$ 993.7	R$ 1,166.5	R$ 1,755.7
(Additions)/reversals to provisions	(12.9)	(132.9)	(106.1)
Gains/(losses) on disposal of property, plant and equipment, intangible assets and operation in associates	91.1	70.9	53.0
Other operating income/(expenses), net	145.4	118.6	233.4
	R$ 1,217.3	R$ 1,223.1	R$ 1,936.1